LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED OCTOBER 15, 2021

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

DATED MARCH 1, 2021 OF

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF (the “Fund”)

I.	Effective October 15, 2021 the following changes are made to the Fund’s Summary Prospectus and Prospectus:

a)

In the section entitled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus references to Michael Ripper are hereby deleted in their entirety and replaced with the following:

Vaneet Chadha, CFA	Portfolio Manager	October 2021

Christopher W. Floyd, CFA	Portfolio Manager	October 2021

Jose Maldonado, CFA	Portfolio Manager	October 2021

b)	In the section entitled “More on fund management – Portfolio managers” in the Fund’s Prospectus references to Michael Ripper are deleted in their entirety and replaced with the following:

Vaneet Chadha, CFA	Vice President, Portfolio Manager and director of Style Premia and Volatility Management for Franklin Templeton Investment Solutions (“FTIS”). Prior to joining Franklin Templeton in 2012, Mr. Chadha served as a quantitative developer at Citadel LLC. He entered the financial services industry in 2005. He holds a Bachelor of Computer Engineering from University of Delhi and a M.S. in Quantitative and Computational Finance from Georgia Institute of Technology.	October 2021

Christopher W. Floyd, CFA	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Mr. Floyd was formerly a member of the Equity Portfolio Manager group at QS Investors, a quantitative multi-asset and equity manager. QS Investors combined with Franklin Templeton Multi-Asset Solutions in October 2020 to create FTIS. Previously, Mr. Floyd served as a developed markets senior portfolio manager at Batterymarch Financial Management, Inc. (“Batterymarch”), which merged with QS Investors in 2014. Prior to joining Batterymarch, he held positions at Cigna Investment Management, Urban & Associates, Inc. and Bay State Federal Savings Bank. He holds a B.A. in Economics from Dartmouth College and an M.B.A. in Management from Cornell University.	October 2021

Jose Maldonado, CFA	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Mr. Maldonado was formerly a member of the Portfolio Management group at QS Investors, a quantitative multi-asset and equity manager. QS Investors combined with Franklin Templeton Multi-Asset Solutions in 2020 to create FTIS. Previously, Mr. Maldonado served as a global equity trader at Arrowstreet Capital and as an investment management consultant at FactSet Research Systems. He entered the financial services industry in 2008. He holds a B.S. in Finance with an Economics minor from Providence College.	October 2021

II.	Effective October 15, 2021 the following changes are made to the Fund’s SAI.

a)

In the section entitled “Investment Management and Other Service Provider Information – Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in the Fund’s SAI, reference to Michael Ripper is deleted in its entirety and replaced with the following:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Vaneet Chadha, CFA*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	4	0.76	None	None
Christopher W. Floyd, CFA*	Registered Investment Companies	13	1.66	None	None
	Other Pooled Investment Vehicles	7	0.51	None	None
	Other Accounts	6	0.23	None	None
Jose Maldonado, CFA*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

*

The information is as of August 31, 2021 and does not reflect additional accounts (including the Fund) for which Mr. Chadha, Mr. Floyd and Mr. Maldonado will join the portfolio management team on October 15, 2021.

b)

In the section entitled “Investment Management and Other Service Provider Information – Portfolio Managers – Portfolio Manager Securities Ownership” in the Fund’s SAI, reference to Michael Ripper is deleted in its entirety and replaced with the following:

Vaneet Chadha, CFA                       None*

Christopher W. Floyd, CFA             None*

Jose Maldonado, CFA                     None*

*	The information is as of August 31, 2021.

Please retain this supplement for future reference.

LMFX668959

2